Reorganization Items (Reorganization Items) (Notes)	12 Months Ended
Dec. 31, 2015
Reorganization Items [Abstract]
Reorganization Items [Text Block]
REORGANIZATION ITEMS

Expenses and income directly associated with the Chapter 11 Cases are reported separately in the statements of consolidated income (loss) as reorganization items as required by ASC 852, Reorganizations. Reorganization items also include adjustments to reflect the carrying value of liabilities subject to compromise (LSTC) at their estimated allowed claim amounts, as such adjustments are determined. The following table presents reorganization items incurred in the year ended December 31, 2015 and the post-petition period ended December 31, 2014 as reported in the statements of consolidated income (loss):

	Twelve Months Ended December 31, 2015	Post-Petition Period Ended December 31, 2014
Expenses related to legal advisory and representation services	$310	$127
Expenses related to other professional consulting and advisory services	128	95
Contract claims adjustments	52	20
Noncash adjustment for estimated allowed claims related to debt (Note 13)	926	—
Sponsor management agreement settlement (Notes 2 and 19)	(86)	—
Contract assumption adjustments	(14)	—
Noncash liability adjustment arising from termination of interest rate swaps (Note 13)	—	278
Fees associated with repayment of EFIH Second Lien Notes (Note 13)	28	—
Loss on exchange and settlement of EFIH First Lien Notes	—	108
Fees associated with completion and extension of the TCEH and EFIH DIP Facilities (Note 12)	9	187
Other	2	—
Total reorganization items	$1,355	$815